Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

At September 30, 2016 and December 31, 2015, property and equipment consists of the following:

	September 30, 2016	December 31, 2015
Computer equipment	$99,556	$111,196
Furniture and fixtures	21,303	21,303
Leasehold improvements	7,112	35,897
	$127,971	$168,396
Less accumulated depreciation and amortization	107,076	139,885
Total	$20,895	$28,511

At December 31, 2015 and 2014, property and equipment consists of the following:

	2015	2014
Computer equipment	$111,196	$120,513
Furniture and fixtures	21,303	22,323
Leasehold improvements	35,897	55,102
	168,396	197,938
Less accumulated depreciation and amortization	139,885	161,838
Total	$28,511	$36,100